SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current	$ 2,943,230	$ 8,812,566	$ 41,183,012	$ 30,905,334
Deferred	7,016,227	(360,582)	(14,417,087)	4,113,395
Total	$ 9,959,457	$ 8,451,984	$ 26,765,925	$ 35,018,729